Intangible assets and goodwill - Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets and goodwill
Balance at the beginning	$ 8,476	$ 12,977
Impairment loss on Intangible assets			$ (547)
Balance at the end	4,418	8,476	12,977
Cost
Intangible assets and goodwill
Balance at the beginning	18,441	18,432
Additions	95	16
Disposals through the sale	(2)	(6)
Effect of foreign exchange rates.	(5)	(1)
Balance at the end	18,529	18,441	18,432
Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	(9,965)	(5,455)
Amortisation for the year	(4,152)	4,515
Impairment loss on Intangible assets	(2)
Effect of foreign exchange rates.	(4)	(5)
Balance at the end	(14,111)	(9,965)	(5,455)
Computer software
Intangible assets and goodwill
Balance at the beginning	23	33
Balance at the end	20	23	33
Computer software | Cost
Intangible assets and goodwill
Balance at the beginning	801	795
Additions	2	14
Disposals through the sale		(5)
Effect of foreign exchange rates.	(2)	(3)
Balance at the end	801	801	795
Computer software | Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	(778)	(762)
Amortisation for the year	(4)	21
Effect of foreign exchange rates.	(1)	(5)
Balance at the end	(781)	(778)	(762)
Licenses and IP rights
Intangible assets and goodwill
Balance at the beginning	8,453	12,944
Balance at the end	4,398	8,453	12,944
Licenses and IP rights | Cost
Intangible assets and goodwill
Balance at the beginning	17,640	17,637
Additions	93	2
Disposals through the sale	(2)	(1)
Effect of foreign exchange rates.	(3)	2
Balance at the end	17,728	17,640	17,637
Licenses and IP rights | Depreciation/ Amortization
Intangible assets and goodwill
Balance at the beginning	(9,187)	(4,693)
Amortisation for the year	(4,148)	4,494
Impairment loss on Intangible assets	(2)
Effect of foreign exchange rates.	(3)
Balance at the end	$ (13,330)	$ (9,187)	$ (4,693)